Cover	May 19, 2023
Cover Page [Abstract]
Document Type	8-K
Document Period End Date	Sep. 27, 2023
Entity Registrant Name	Seagate Technology Holdings plc
Entity Central Index Key	0001137789
Entity Incorporation, State or Country Code	L2
Entity File Number	001-31560
Entity Tax Identification Number	98-1597419
Entity Address, Address Line One	38/39 Fitzwilliam Square
Entity Address, City or Town	Dublin 2
Entity Address, Country	IE
Entity Address, Postal Zip Code	D02 NX53
City Area Code	(353) (1)
Local Phone Number	234-3136
Entity Addresses [Line Items]
Entity Address, Address Line One	38/39 Fitzwilliam Square
Entity Address, City or Town	Dublin 2
Entity Address, Country	IE
Document Information [Line Items]
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, par value $0.00001 per share
Written Communications	false
Soliciting Material	false
Trading Symbol	STX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false